Income Taxes - Additional Information (Details) - USD ($)	Dec. 31, 2025	Dec. 31, 2024
Income Taxes
Deferred tax asset, valuation allowance	$ 24,200,000	$ 24,173,000
Liability relating to uncertain income tax positions	0
Accrual for interest or penalties	0	0
Deferred tax liabilities	0	11,659,000
Deferred tax assets	$ 0	$ 691,000